Restatement	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement Of Prior Year Income [Abstract]
Restatement

Note 8: Restatement

The Company restated its previously issued consolidated financial statements to correct its error in the application of an accounting principal concerning revenue recognition. Due to substantial uncertainties as to the amount of and timing and collectability of revenues derived from our Physician Managed Model (PMM) and Hybrid Model, which can take in excess of four years to collect, it was determined that these revenues did not meet the criteria for recognition in accordance with ASC 605, Revenue Recognition. These revenues are required to be recorded when collectability is reasonably assured, which in the case of this business model, is when the payment is received and any applicable rapid pay discount offered in the product purchase agreement is applied to the original gross invoice. We have recorded revenues for the three and nine months ended September 30, 2012 on this basis and restated revenues for the three months and nine months ended September 30, 2011. The effect of the restatement on results of operations and financial position as of and for the three and nine months ended September 30, 2011 were as follows:

	As
	Previously
	Reported	Restatement		Restated
	30-Sep-11	Adjustment		30-Sep-11
Accounts Receivable-Net of Allowance for Doubtful Accounts	$29,709,282	$(28,803,246)	1)	$879,036
Allowance for Doubtful Accounts	(771,016)	771,016	1)	-
Deferred Tax Asset - Short Term	560,738	(348,981)	2)	211,757
Prepaid Taxes	-	567,301	1)	567,301
Total Current Assets	30,865,353	(28,611,926)		2,253,427
Long-term accounts receivable	2,123,011	(2,123,011)	1)	-
Deferred Tax Asset-Long Term	421,089	1,817,186	2)	2,238,275
Total Assets	36,545,044	(28,917,751)		7,627,293
Taxes Payable	7,246,631	(7,246,631)	2)	-
Deferred Tax Liability - Current	1,288,278	(1,218,630)	2)	69,648
Total Current Liabilities	14,327,100	(8,465,263)		5,861,837
Deferred Income Taxes	2,422,759	(1,586,651)	2)	836,108
Total Liabilities	16,749,859	(10,051,914)		6,697,945
Retained Earnings (Accumulated Deficit)	16,138,091	(18,865,837)		(2,727,746)
Total Shareholders’ Equity	19,795,185	(18,865,837)		929,348
Total Liabilities and Shareholder Equity	36,545,044	(28,917,751)		7,627,293

Three Months ended	30-Sep-11	Adjustment		30-Sep-11

Product Sales	5,059,906	(2,700,413)	3)	2,359,493
Selling, General and Administrative	3,113,310	-	4)	3,113,310
Income Taxes	980,319	(980,319)	2)	-
Deferred Income Tax (Benefit)	(545,238)	(213,933)	2)	(759,171)
Net Income (Loss)	223,163	(1,506,161)		(1,282,998)
Comprehensive Income (Loss)	223,163	(1,506,161)		(1,282,998)
Basic Earnings (Loss) per Share	$0.01	$(0.07)		$(0.06)
Diluted Earnings (Loss) per Share	$0.01	$(0.07)		$(0.06)

Nine Months ended	30-Sep-11	Adjustment		30-Sep-11

Product Sales	15,357,960	(8,967,142)	3)	6,390,818
Selling, General and Administrative	8,965,207	(291,036)	4)	8,674,171
Income Taxes	2,627,680	(2,627,680)	2)	-
Deferred Income Tax (Benefit)	(880,387)	(780,079)	2)	(1,660,466)
Net Income (Loss)	2,451,763	(5,257,947)		(2,806,184)
Comprehensive Income (Loss)	2,448,554	(5,257,947)		(2,809,393)
Basic Earnings (Loss) per Share	$0.11	$(0.24)		$(0.13)
Diluted Earnings (Loss) per Share	$0.11	$(0.24)		$(0.13)

1) To restate Accounts Receivable and related accounts for the removal of Q3 2011 and historical unrecognized revenues.

2) To restate Income Taxes to reflect the affect of the change in unrecognized revenues.

3) To restate Product Sales for the removal of Q3 2011 unrecognized revenues.

4) To restate Operating Expenses for the removal of Q3 2011 Bad Debt Expense associated with the removal of Q3 2011 unrecognized revenues.

NOTE 15: RESTATEMENT

The Company restated its previously issued consolidated financial statements to correct its error in the application of an accounting principal concerning revenue recognition. Due to substantial uncertainties as to the amount of and timing and collectability of revenues derived from our Physician Managed Model (PMM) and Hybrid Model, which can take in excess of four years to collect, it was determined that these revenues did not meet the criteria for recognition in accordance with SAB Topic 13, Revenue Recognition. These revenues are required to be recorded when collectability is reasonably assured, which in the case of this business model, is when the payment is received and any applicable rapid pay discount offered in the product purchase agreement is applied to the original gross invoice. We recorded revenues for 2011 on this basis and restated revenues for the year ended December 31, 2010 in our 10-K filing on April 16, 2012.

In our amended 8-K filed on June 29, 2012 we corrected certain Tax accounts in our balance sheet and our 2010 Tax provision. The effect of both of these restatements of our results of operations and financial position as of and for the 12 months ended December 31, 2011 were as follows:

Note 15 Restatement - 2010

Years ended December 31,	2010		2010		2010
	As
	Originally	Restatement	As	Restatement	As
	Reported	Adjustments	Restated	Adjustments	Restated
	in 8-K/A	in 10-K	in 10-K	in 8-K/A	in 8-K/A
	April 15, 2011	April 16, 2012	April 16, 2012	June 29, 2012	June 29, 2012

Accounts Receivable	$23,393,124	$(22,937,666)	$455,458	$-	$455,458	1
Allowance for Doubtful Accounts	(521,016)	521,016	-	-	-	1
Prepaid Expenses- Short Term	113,691	167,298	280,989	-	280,989	2
Deferred Tax Asset - Short Term	309,892	(279,119)	30,773	-	30,773	2
Total Current Assets	22,218,683	(20,016,045)	2,202,638	-	2,202,638
Long-term accounts receivable	2,512,426	(2,512,426)	-	-	-	1
Deferred Tax Asset - Long Term	309,892	386,439	696,331	87,389	783,720	2
Taxes Payable	5,054,635	(5,054,635)	-	-	-	2
Deferred Tax Liability - Current	1,287,776	(1,116,199)	171,577	(101,929)	69,648	2
Total Current Liabilities	8,201,225	(6,338,132)	1,863,093	65,417	1,928,511
Deferred Income Taxes	2,595,975	(1,660,288)	935,687	(203,859)	731,828	2
Total Liabilities	10,797,200	(7,998,420)	2,798,780	(138,442)	2,660,339
Retained Earnings (Accumulated Deficit)	13,686,328	(14,001,018)	(314,690)	393,148	78,438
Total Liabilities and Shareholder Equity	27,696,360	(21,832,140)	5,864,220	87,389	5,951,609
Product Sales	18,037,273	(11,492,962)	6,544,311	-	6,544,311	3
Total Operating Expenses	6,859,958	(234,047)	6,625,911	-	6,625,911	4
Income Taxes	5,186,252	(5,186,252)	-	-	-	5
Deferred Income Tax (Benefit)	(894,221)	(3,193,699)	(4,087,920)	3,755,516	(332,404	5
Net Income (Loss)	$5,813,450	$(2,564,047)	$3,249,403	$(3,755,516)	$(506,113

Basic Net Income (Loss) per Share	$0.32	$(0.14)	$0.18	$(0.22)	$(0.04
Diluted Net Income (Loss) per Share	$0.31	$(0.14)	$0.18	$(0.22)	$(0.04

Basis Weighted Average Number of of Common Shares Outstanding	18,301,485	-	18,301,485	(5,930,825)	12,370,660	6
Diluted Weighted Average Number of of Common Shares Outstanding	18,493,173	-	18,493,173	(5,992,944)	12,500,229	6

1) Restatement of Accounts Receivable resulting from unrecognized revenues

2) Restatement of Income Taxes to reflect the affect of the change in revenues

3) Restatement of Product revenue as described above

4) Restatement of Operating Expenses to eliminate bad debts associated with unrecognized revenues

5) Restatement of Income Taxes to reflect the affect of the change in revenues

6) Restatement of Share Counts to reflect the number of shares outstanding and diluted prior to the January 2011 reorganization

As a result of the restatement of 2010 results, certain balance sheet account were restated as of and for the period ended December 31, 2011. The effect of those restatements were:

Note 15 Restatement - 2011

Years ended December 31,	2011		2011
	As
	Originally
	Reported
	in 10-K	Restatement	As
	April 16, 2012	Adjustments	Restated
Deferred Tax Asset - Long Term	2,951,857	189,319	3,141,176	a
Deferred Tax Liability - Current	171,577	(101,929)	69,648	a
Deferred Income Taxes	988,980	(101,930)	887,050	a
Accumulated Deficit	(4,491,740)	393,128	(4,098,612)	b

a) Restatement of Income Taxes to reflect a correction in the calculation of deferred tax assets and liabilities

b) Restatement of Accumulated Deficit to reflect changes to tax accounts reflected in 2010 restatement.